Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2016
Registrant Name	dei_EntityRegistrantName	RBB FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000831114
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 12, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jun. 12, 2017
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Boston Partners Emerging Markets Long/Short Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	rbb_ProspectusSupplementTextBlock

THE RBB FUND, INC.

Boston Partners Investment Funds

Boston Partners Emerging Markets Long/Short Fund (the "Fund")

Institutional Class (BELSX)

Supplement dated June 12, 2017

to the Prospectus dated February 28, 2017

Effective as of June 13, 2017, Boston Partners Global Investors, Inc., the investment adviser to the Fund (the "Adviser"), has agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.00% of the Fund's average daily net assets attributable to Institutional Class shares. Prior to June 13, 2017, the Adviser had agreed to waive its advisory fee and/or reimburse expenses to 2.10% of the Fund's average daily net assets. This contractual limitation is in effect until December 31, 2018, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc.

Accordingly, the "Expenses and Fees" table and "Example" in the section entitled "SUMMARY SECTION – Boston Partners Emerging Markets Long/Short Fund" of the Prospectus are hereby deleted and replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.85%
Distribution and servicing (12b-1) fees	None
Short Sale Expenses:(1)
Dividend expense on short sales	1.69%
Interest expense on borrowings	0.08%
Other operating expenses	4.20%
Total annual Fund operating expenses	7.82%
Fee waiver and/or expense reimbursement(2)	-4.05%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	3.77%

(1)	There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared, thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short.
(2)	The Fund's Adviser has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund's Institutional Class shares exceeds 2.00% of the average daily net assets attributable to the Fund's Institutional Class shares. Because acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and/or expense reimbursements) are expected to exceed 2.00%. This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund's Total annual Fund operating expenses (not including acquired fund fees and expenses, short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 2.00% or the expense cap then in effect, whatever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs of investing $100,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$3,793	$19,182	$33,716	$66,611

* * * * *

Please retain this supplement for your reference.